BUSINESS ACQUISITIONS AND GOODWILL - Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Beginning balance	$ 41,690	$ 30,841
Acquired through business combinations	69,136	9,546
Net foreign exchange differences	(3,112)	1,303
Ending balance	$ 107,714	$ 41,690